UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 25.96%, relative to a 26.20% return for the S&P MidCap 400® Index, the Fund’s benchmark index.
2019 was a very strong year for U.S. equities with the second best annual return for the S&P 500® Index since the recovery from the financial crisis. The gains reflected a recovery from losses experienced the previous year when there had been fears that continued tightening of monetary policy by the U.S. Federal Reserve (“Fed”) could cause a recession.
The market rallied from the beginning of the year as the Fed made a policy u-turn and indicated it would not raise interest rates in 2019 given increasing concerns over growth, the tightening of financial conditions in late 2018 and the persistence of low inflation. This contributed to gains in equities by easing growth concerns and improving the relative attractiveness of equities compared to bonds as bond yields fell. Through the first quarter equities were also supported by growing hopes for a resolution of the U.S./China trade war as trade negotiations appeared to be making progress.
The S&P 500 Index experienced two 5%+ drawdowns during the year, both related to escalating trade war tensions. The first correction followed the surprise break down of trade negotiations in May while the second occurred as a number of rounds of retaliatory tariffs between the U.S. and China were announced in August as both sides struggled to reach a compromise in the trade dispute. In response to the increasing threat to growth from the trade war, the Fed cut interest rate three times between July and October by 75 basis points in total which helped limit losses in the equity market by providing some protection against downside risks in the U.S. economy.
Having effectively moved sideways between May and October, equities rallied again in the fourth quarter. In early October with the costs of the trade war becoming increasingly apparent on both sides, the U.S. and China agreed to finally address the trade issue in a three phased process. This ultimately resulted in a phase 1 trade deal being agreed before year end which involved the suspension of previously planned tariffs and the halving of tariffs which had been imposed in September. With further escalation of trade tensions seeming less likely, a significant headwind to growth was removed and enabled equities to rise on the back of an improving growth outlook. Signs of a bottoming in manufacturing activity levels and a rise in business sentiment readings also contributed to the gains in equities. Additional support came from the liquidity provided by the Fed from mid-October as it bought $60 billion of U.S. Treasury bills per month in an effort to prevent the reoccurrence of dislocations in short term money markets which had been evident in September.
In the first weeks of the year mid cap companies outperformed, partly due to the support provided by the previous year’s reduction in corporate tax rates which was relatively more beneficial for mid cap companies given their greater domestic focus. Through the middle of the year mid caps underperformed on increasing growth fears. In the fourth quarter mid cap relative performance began to stabilize on the back of improving growth sentiment into year end.
The S&P MidCap 400 Index outperformed the S&P SmallCap 600® Index given a more favorable sector mix in 2019. The mid cap index has a relatively higher weight in the technology sector which performed well and lower weights in consumer discretionary and staple stocks, energy and healthcare, all of which underperformed last year. The mid cap index is also trading on a lower price/earnings multiple compared to small cap stocks which was supportive in 2019 as was the higher dividend growth rate enjoyed by mid cap stocks last year.

The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 20, 2011 (inception) through December 31, 2011.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	25.96%	N/A	8.62%
Investor Class	25.49%	8.40%	10.56%
Class L	25.14%	N/A	8.13%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class inception date was January 20, 2011.
(c) Class L inception date was April 7, 2017.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	26.00%
Industrial	18.46
Consumer, Non-cyclical	15.09
Consumer, Cyclical	13.76
Technology	8.39
Basic Materials	4.15
Utilities	4.05
Communications	3.37
Energy	2.58
Government Money Market Mutual Funds	0.52
Short Term Investments	3.63
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,069.00	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.51	$0.98
Investor Class
Actual	$1,000.00	$1,067.00	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.83
Class L
Actual	$1,000.00	$1,065.20	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$4.12
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.27%
51,009	Allegheny Technologies Inc(a)	$ 1,053,846
24,844	Ashland Global Holdings Inc	1,901,311
23,824	Cabot Corp	1,132,116
19,656	Carpenter Technology Corp	978,476
67,519	Chemours Co	1,221,419
48,697	Commercial Metals Co	1,084,482
14,385	Compass Minerals International Inc	876,910
24,459	Domtar Corp	935,312
17,558	Ingevity Corp(a)	1,534,218
15,014	Minerals Technologies Inc	865,257
3,060	NewMarket Corp	1,488,751
68,184	Olin Corp	1,176,174
31,651	PolyOne Corp	1,164,440
27,351	Reliance Steel & Aluminum Co	3,275,556
26,896	Royal Gold Inc	3,288,036
53,637	RPM International Inc	4,117,176
17,170	Sensient Technologies Corp	1,134,765
91,695	Steel Dynamics Inc	3,121,298
70,014	United States Steel Corp(b)	798,860
79,211	Valvoline Inc	1,695,908
		32,844,311
Communications — 3.47%
18,049	AMC Networks Inc Class A(a)	712,935
2,106	Cable One Inc	3,134,718
64,609	Ciena Corp(a)	2,758,158
49,535	Etsy Inc(a)	2,194,400
15,838	FactSet Research Systems Inc	4,249,335
13,408	InterDigital Inc	730,602
17,982	John Wiley & Sons Inc Class A	872,487
20,620	LogMeIn Inc	1,767,959
17,159	Meredith Corp	557,153
58,733	New York Times Co Class A	1,889,441
90,285	TEGNA Inc	1,506,857
41,568	Telephone & Data Systems Inc	1,057,074
43,492	TripAdvisor Inc	1,321,287
24,205	ViaSat Inc(a)	1,771,685
19,617	World Wrestling Entertainment Inc Class A(b)	1,272,555
26,505	Yelp Inc(a)	923,169
		26,719,815
Consumer, Cyclical — 14.18%
37,190	Adient PLC(a)	790,288
65,545	American Eagle Outfitters Inc	963,512
24,453	AutoNation Inc(a)	1,189,149
53,576	Bed Bath & Beyond Inc	926,865
51,174	BJ's Wholesale Club Holdings Inc(a)	1,163,697
32,929	Boyd Gaming Corp	985,894
15,941	Brinker International Inc	669,522
34,142	Brunswick Corp	2,047,837
231,534	Caesars Entertainment Corp(a)	3,148,862
18,704	Carter's Inc	2,045,095
15,309	Casey's General Stores Inc	2,433,978
Shares		Fair Value
Consumer, Cyclical — (continued)
17,255	Cheesecake Factory Inc	$ 670,529
12,933	Choice Hotels International Inc(b)	1,337,660
14,556	Churchill Downs Inc	1,997,083
44,716	Cinemark Holdings Inc	1,513,637
11,880	Columbia Sportswear Co	1,190,257
10,092	Cracker Barrel Old Country Store Inc(b)	1,551,544
58,190	Dana Inc	1,059,058
11,663	Deckers Outdoor Corp(a)	1,969,414
36,900	Delphi Technologies PLC(a)	473,427
26,080	Dick's Sporting Goods Inc(b)	1,290,699
4,356	Dillard's Inc Class A(b)	320,079
17,070	Domino's Pizza Inc	5,014,825
34,187	Dunkin' Brands Group Inc	2,582,486
27,309	Eldorado Resorts Inc(a)(b)	1,628,709
17,829	FirstCash Inc	1,437,552
23,253	Five Below Inc(a)	2,973,129
44,233	Foot Locker Inc	1,724,645
97,608	Goodyear Tire & Rubber Co	1,518,292
38,338	GrubHub Inc(a)(b)	1,864,760
24,422	Herman Miller Inc	1,017,176
18,448	HNI Corp	691,062
10,085	Jack in the Box Inc	786,933
121,648	JetBlue Airways Corp(a)	2,277,251
56,479	KAR Auction Services Inc	1,230,677
35,183	KB Home	1,205,721
22,746	Lear Corp	3,120,751
15,689	Marriott Vacations Worldwide Corp	2,020,116
145,288	Mattel Inc(a)(b)	1,968,652
18,713	MSC Industrial Direct Co Inc Class A	1,468,409
22,710	Nu Skin Enterprises Inc Class A	930,656
22,913	Ollie's Bargain Outlet Holdings Inc(a)(b)	1,496,448
9,398	Papa John's International Inc	593,484
44,428	Penn National Gaming Inc(a)	1,135,580
23,758	Polaris Inc	2,416,189
16,466	Pool Corp	3,497,049
51,525	Resideo Technologies Inc(a)	614,693
6,841	RH (a)	1,460,553
48,550	Sally Beauty Holdings Inc(a)	886,038
23,300	Scientific Games Corp Class A(a)	623,974
16,559	Scotts Miracle-Gro Co	1,758,235
32,422	Six Flags Entertainment Corp	1,462,556
54,766	Skechers USA Inc Class A(a)	2,365,344
19,323	Tempur Sealy International Inc(a)	1,682,260
27,471	Texas Roadhouse Inc	1,547,167
23,206	Thor Industries Inc	1,723,974
54,198	Toll Brothers Inc	2,141,363
43,947	Toro Co	3,501,257
57,372	TRI Pointe Group Inc(a)	893,856
29,944	Urban Outfitters Inc(a)	831,545
11,674	Visteon Corp(a)	1,010,852
13,483	Watsco Inc	2,428,962

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Cyclical — (continued)
77,344	Wendy's Co	$ 1,717,810
32,007	Williams-Sonoma Inc	2,350,594
27,090	World Fuel Services Corp	1,176,248
38,532	Wyndham Destinations Inc	1,991,719
39,655	Wyndham Hotels & Resorts Inc	2,490,731
		108,998,369
Consumer, Non-Cyclical — 15.54%
28,346	Aaron's Inc	1,618,840
36,930	Acadia Healthcare Co Inc(a)	1,226,815
22,350	Adtalem Global Education Inc(a)	781,580
13,487	Amedisys Inc(a)	2,251,250
41,798	Arrowhead Pharmaceuticals Inc(a)	2,651,247
22,125	ASGN Inc(a)	1,570,211
20,428	Avanos Medical Inc(a)	688,424
23,850	Avis Budget Group Inc(a)	768,924
9,027	Bio-Rad Laboratories Inc Class A(a)	3,340,261
15,695	Bio-Techne Corp	3,445,209
3,858	Boston Beer Co Inc Class A(a)	1,457,745
20,408	Brink's Co	1,850,597
15,240	Cantel Medical Corp	1,080,516
61,153	Catalent Inc(a)	3,442,914
20,333	Charles River Laboratories International Inc(a)	3,106,069
6,634	Chemed Corp	2,914,051
33,597	CoreLogic Inc(a)	1,468,525
23,067	Edgewell Personal Care Co(a)	714,154
40,839	Encompass Health Corp	2,828,918
124,345	Exelixis Inc(a)	2,190,959
80,260	Flowers Foods Inc	1,744,852
15,357	FTI Consulting Inc(a)	1,699,406
32,409	Globus Medical Inc Class A(a)	1,908,242
1,814	Graham Holdings Co Class B	1,159,128
19,595	Grand Canyon Education Inc(a)	1,877,005
20,613	Green Dot Corp Class A(a)	480,283
21,011	Haemonetics Corp(a)	2,414,164
32,220	Hain Celestial Group Inc(a)	836,270
31,647	Healthcare Services Group Inc(b)	769,655
29,723	HealthEquity Inc(a)	2,201,583
10,533	Helen of Troy Ltd(a)	1,893,728
27,881	Hill-Rom Holdings Inc	3,165,330
7,943	ICU Medical Inc(a)	1,486,294
27,478	Ingredion Inc	2,554,080
16,150	Insperity Inc	1,389,546
29,841	Integra LifeSciences Holdings Corp(a)	1,739,133
8,073	Lancaster Colony Corp	1,292,487
7,462	Ligand Pharmaceuticals Inc(a)	778,212
20,319	LivaNova PLC(a)	1,532,662
24,581	ManpowerGroup Inc	2,386,815
20,162	Masimo Corp(a)	3,186,806
34,196	MEDNAX Inc(a)	950,307
25,876	Molina Healthcare Inc(a)	3,511,114
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
72,701	Nektar Therapeutics(a)(b)	$ 1,569,251
21,811	NuVasive Inc(a)	1,686,863
36,933	Patterson Cos Inc	756,388
13,376	Penumbra Inc(a)	2,197,276
22,337	Pilgrim's Pride Corp(a)	730,755
27,838	Post Holdings Inc(a)	3,037,126
26,137	PRA Health Sciences Inc(a)	2,905,128
20,243	Prestige Consumer Healthcare Inc(a)	819,842
19,502	Repligen Corp(a)	1,803,935
113,137	Sabre Corp	2,538,794
8,197	Sanderson Farms Inc	1,444,475
75,108	Service Corp International	3,457,221
48,684	Sprouts Farmers Market Inc(a)	942,035
25,914	Syneos Health Inc(a)	1,541,235
43,364	Tenet Healthcare Corp(a)	1,649,133
6,787	Tootsie Roll Industries Inc	231,708
23,347	TreeHouse Foods Inc(a)	1,132,329
18,414	United Therapeutics Corp(a)	1,621,905
30,533	West Pharmaceutical Services Inc	4,590,026
17,877	WEX Inc(a)	3,744,516
19,103	WW International Inc(a)	729,926
		119,484,178
Energy — 2.66%
119,986	Antero Midstream Corp(b)	910,694
31,534	Apergy Corp(a)	1,065,219
454,994	Chesapeake Energy Corp(a)	375,643
79,312	CNX Resources Corp(a)	701,911
18,854	Core Laboratories NV	710,230
104,742	EQT Corp	1,141,688
83,198	Equitrans Midstream Corp	1,111,525
31,788	First Solar Inc(a)	1,778,857
46,289	Matador Resources Co(a)	831,813
63,793	Murphy Oil Corp	1,709,652
12,420	Murphy USA Inc(a)	1,453,140
45,864	NOW Inc(a)	515,511
81,564	Patterson-UTI Energy Inc	856,422
41,599	PBF Energy Inc Class A	1,304,961
20,126	SolarEdge Technologies Inc(a)	1,913,781
240,427	Transocean Ltd(a)	1,654,138
174,069	WPX Energy Inc(a)	2,391,708
		20,426,893
Financial — 26.78%
20,452	Affiliated Managers Group Inc	1,733,102
29,460	Alexander & Baldwin Inc REIT	617,482
5,974	Alleghany Corp(a)	4,776,631
57,248	American Campus Communities Inc REIT	2,692,373
30,780	American Financial Group Inc	3,375,027
68,165	Associated Banc-Corp	1,502,357
38,794	BancorpSouth Bank	1,218,520
17,080	Bank of Hawaii Corp	1,625,333
50,582	Bank OZK	1,543,004
45,674	Brighthouse Financial Inc(a)	1,791,791

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Financial — (continued)
123,973	Brixmor Property Group Inc REIT	$ 2,679,057
96,498	Brown & Brown Inc	3,809,741
40,082	Camden Property Trust REIT	4,252,700
31,427	Cathay General Bancorp	1,195,797
64,686	CNO Financial Group Inc	1,172,757
42,936	Commerce Bancshares Inc(b)	2,917,072
47,553	CoreCivic Inc REIT	826,471
15,509	CoreSite Realty Corp REIT	1,738,869
46,690	Corporate Office Properties Trust REIT	1,371,752
60,401	Cousins Properties Inc REIT	2,488,521
23,327	Cullen/Frost Bankers Inc	2,280,914
46,409	CyrusOne Inc REIT	3,036,541
17,540	Deluxe Corp	875,597
94,848	Diversified Healthcare Trust REIT	800,517
68,818	Douglas Emmett Inc REIT	3,021,110
60,598	East West Bancorp Inc	2,951,123
16,016	EastGroup Properties Inc REIT	2,124,843
46,191	Eaton Vance Corp	2,156,658
32,793	EPR Properties REIT	2,316,497
16,664	Evercore Inc Class A	1,245,801
39,936	Federated Investors Inc Class B	1,301,514
46,828	First American Financial Corp	2,731,009
57,013	First Financial Bankshares Inc	2,001,156
128,038	First Horizon National Corp	2,120,309
51,912	First Industrial Realty Trust Inc REIT	2,154,867
136,487	FNB Corp	1,733,385
68,976	Fulton Financial Corp	1,202,252
205,230	Genworth Financial Inc Class A(a)	903,012
48,799	GEO Group Inc REIT	810,551
37,005	Hancock Whitney Corp	1,623,779
16,165	Hanover Insurance Group Inc	2,209,271
56,328	Healthcare Realty Trust Inc REIT	1,879,665
43,449	Highwoods Properties Inc REIT	2,125,091
64,550	Home BancShares Inc	1,269,053
31,902	Interactive Brokers Group Inc Class A	1,487,271
23,328	International Bancshares Corp	1,004,737
66,879	Janus Henderson Group PLC	1,635,192
49,326	JBG SMITH Properties REIT	1,967,614
103,740	Jefferies Financial Group Inc	2,216,924
21,276	Jones Lang LaSalle Inc	3,703,939
26,135	Kemper Corp	2,025,462
40,976	Kilroy Realty Corp REIT	3,437,886
35,884	Lamar Advertising Co REIT Class A	3,203,006
33,170	Legg Mason Inc	1,191,135
3,174	LendingTree Inc(a)(b)	963,119
65,232	Liberty Property Trust REIT	3,917,182
19,108	Life Storage Inc REIT	2,069,014
45,881	Macerich Co REIT(b)	1,235,117
38,864	Mack-Cali Realty Corp REIT	898,924
Shares		Fair Value
Financial — (continued)
216,934	Medical Properties Trust Inc REIT	$ 4,579,477
11,664	Mercury General Corp	568,387
70,881	National Retail Properties Inc REIT	3,800,639
84,215	Navient Corp	1,152,061
192,513	New York Community Bancorp Inc	2,314,006
118,787	Old Republic International Corp	2,657,265
91,661	Omega Healthcare Investors Inc REIT	3,881,843
48,306	PacWest Bancorp	1,848,671
98,884	Park Hotels & Resorts Inc REIT	2,558,129
54,574	Pebblebrook Hotel Trust REIT	1,463,129
29,574	Pinnacle Financial Partners Inc	1,892,736
27,819	PotlatchDeltic Corp REIT	1,203,728
17,141	Primerica Inc	2,237,929
39,259	Prosperity Bancshares Inc	2,822,329
8,406	PS Business Parks Inc REIT	1,385,897
54,360	Rayonier Inc REIT	1,780,834
25,984	Reinsurance Group of America Inc	4,236,951
18,230	RenaissanceRe Holdings Ltd	3,573,445
16,262	RLI Corp	1,463,905
79,501	Sabra Health Care Inc REIT	1,696,551
52,332	SEI Investments Co	3,426,699
24,285	Selective Insurance Group Inc	1,583,139
69,019	Service Properties Trust REIT	1,679,232
22,660	Signature Bank	3,095,583
176,719	SLM Corp	1,574,566
41,468	Spirit Realty Capital Inc REIT	2,039,396
85,469	Sterling Bancorp	1,801,687
29,041	Stifel Financial Corp	1,761,337
61,103	Synovus Financial Corp	2,395,238
40,260	Tanger Factory Outlet Centers Inc REIT(b)	593,030
26,089	Taubman Centers Inc REIT	811,107
63,543	TCF Financial Corp	2,973,812
20,509	Texas Capital Bancshares Inc(a)	1,164,296
26,538	Trustmark Corp	915,826
17,926	UMB Financial Corp	1,230,441
92,153	Umpqua Holdings Corp	1,631,108
42,815	United Bankshares Inc	1,655,228
47,178	Urban Edge Properties REIT	904,874
162,219	Valley National Bancorp	1,857,408
33,081	Washington Federal Inc	1,212,419
38,544	Webster Financial Corp	2,056,708
50,468	Weingarten Realty Investors REIT	1,576,620
23,511	Wintrust Financial Corp	1,666,930
		205,883,990
Industrial — 19.01%
16,317	Acuity Brands Inc	2,251,746
65,675	AECOM (a)	2,832,563

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Industrial — (continued)
26,560	AGCO Corp	$ 2,051,760
26,253	AptarGroup Inc	3,035,372
34,387	Arrow Electronics Inc(a)	2,913,954
42,398	Avnet Inc	1,799,371
24,854	Axon Enterprise Inc(a)	1,821,301
15,773	Belden Inc	867,515
23,391	Carlisle Cos Inc	3,785,599
21,617	Clean Harbors Inc(a)	1,853,658
70,573	Cognex Corp	3,954,911
10,360	Coherent Inc(a)	1,723,386
34,734	Colfax Corp(a)(b)	1,263,623
21,411	Crane Co	1,849,482
17,621	Curtiss-Wright Corp	2,482,623
53,115	Donaldson Co Inc	3,060,486
12,411	Dycom Industries Inc(a)	585,179
17,433	Eagle Materials Inc	1,580,476
23,024	EMCOR Group Inc	1,986,971
26,637	Energizer Holdings Inc(b)	1,337,710
17,614	EnerSys	1,318,056
57,906	Fluor Corp	1,093,265
14,811	GATX Corp	1,227,091
104,629	Gentex Corp	3,032,148
68,787	Graco Inc	3,576,924
10,994	Greif Inc Class A	485,935
22,415	Hubbell Inc	3,313,385
34,997	II-VI Inc(a)	1,178,349
36,121	ITT Inc	2,669,703
57,807	Jabil Inc	2,389,163
59,491	KBR Inc	1,814,476
33,696	Kennametal Inc	1,243,045
24,679	Kirby Corp(a)	2,209,511
51,340	Knight-Swift Transportation Holdings Inc	1,840,026
16,570	Landstar System Inc	1,886,826
14,552	Lennox International Inc	3,550,251
25,407	Lincoln Electric Holdings Inc	2,457,619
10,282	Littelfuse Inc	1,966,947
51,708	Louisiana-Pacific Corp	1,534,176
24,511	MasTec Inc(a)	1,572,626
84,327	MDU Resources Group Inc	2,505,355
23,070	Mercury Systems Inc(a)	1,594,368
14,947	MSA Safety Inc	1,888,703
48,617	National Instruments Corp	2,058,444
21,112	Nordson Corp	3,437,878
65,619	nVent Electric PLC	1,678,534
66,729	O-I Glass Inc	796,077
28,071	Oshkosh Corp	2,656,920
45,455	Owens Corning	2,960,030
17,311	Regal Beloit Corp	1,481,995
22,108	Ryder System Inc	1,200,686
31,378	Silgan Holdings Inc	975,228
41,247	Sonoco Products Co	2,545,765
38,124	Stericycle Inc(a)(b)	2,432,692
16,690	SYNNEX Corp	2,149,672
14,939	Tech Data Corp(a)	2,145,240
15,062	Teledyne Technologies Inc(a)	5,219,586
26,347	Terex Corp	784,614
22,357	Tetra Tech Inc	1,926,279
Shares		Fair Value
Industrial — (continued)
28,733	Timken Co	$ 1,617,955
24,007	Trex Co Inc(a)	2,157,749
104,216	Trimble Inc(a)	4,344,765
41,960	Trinity Industries Inc(b)	929,414
17,485	Universal Display Corp	3,603,134
9,004	Valmont Industries Inc	1,348,619
54,710	Vishay Intertechnology Inc	1,164,776
18,103	Werner Enterprises Inc	658,768
23,455	Woodward Inc	2,778,010
15,992	Worthington Industries Inc	674,543
38,486	XPO Logistics Inc(a)	3,067,334
		146,180,341
Technology — 8.65%
47,844	ACI Worldwide Inc(a)	1,812,570
68,038	Allscripts Healthcare Solutions Inc(a)	667,793
20,497	Blackbaud Inc	1,631,561
11,967	Cabot Microelectronics Corp	1,727,078
10,260	CACI International Inc Class A(a)	2,564,897
50,129	CDK Global Inc	2,741,054
42,017	Ceridian HCM Holding Inc(a)	2,852,114
24,435	Cirrus Logic Inc(a)	2,013,688
17,025	CommVault Systems Inc(a)	759,996
43,971	Cree Inc(a)	2,029,262
152,500	Cypress Semiconductor Corp	3,557,825
11,963	Fair Isaac Corp(a)	4,482,297
18,944	j2 Global Inc	1,775,242
28,317	LiveRamp Holdings Inc(a)	1,361,198
31,708	Lumentum Holdings Inc(a)	2,514,444
26,508	Manhattan Associates Inc(a)	2,114,013
26,672	MAXIMUS Inc	1,984,130
22,447	MKS Instruments Inc	2,469,395
16,774	Monolithic Power Systems Inc	2,986,108
51,890	NCR Corp(a)	1,824,452
28,663	NetScout Systems Inc(a)	689,918
58,094	Perspecta Inc	1,536,005
43,393	PTC Inc(a)	3,249,702
20,471	Science Applications International Corp	1,781,386
27,734	Semtech Corp(a)	1,467,129
17,750	Silicon Laboratories Inc(a)	2,058,645
13,827	Synaptics Inc(a)	909,402
46,491	Teradata Corp(a)	1,244,564
70,359	Teradyne Inc	4,797,780
16,228	Tyler Technologies Inc(a)	4,868,725
		66,472,373
Utilities — 4.17%
21,659	ALLETE Inc	1,758,061
89,294	Aqua America Inc	4,191,460
25,527	Black Hills Corp	2,004,891
44,674	Hawaiian Electric Industries Inc	2,093,424
20,683	IDACORP Inc	2,208,944
36,249	National Fuel Gas Co	1,687,029
39,603	New Jersey Resources Corp	1,765,106

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Utilities — (continued)
21,112	NorthWestern Corp	$ 1,513,097
82,664	OGE Energy Corp	3,676,068
22,135	ONE Gas Inc	2,071,172
33,016	PNM Resources Inc	1,674,241
22,758	Southwest Gas Holdings Inc	1,728,925
21,164	Spire Inc	1,763,173
86,406	UGI Corp	3,902,095
		32,037,686
TOTAL COMMON STOCK — 98.73% (Cost $626,427,879)		$759,047,956
GOVERNMENT MONEY MARKET MUTUAL FUNDS
740,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 1.53%(d)	740,000
651,000	Goldman Sachs Financial Square Government Fund Institutional Shares(c), 1.51%(d)	651,000
782,000	Invesco Government & Agency Portfolio Institutional Class(c), 1.51%(d)	782,000
956,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 1.50%(d)	956,000
956,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio(c), 1.51%(d)	956,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.53% (Cost $4,085,000)		$ 4,085,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.99%
$7,600,000	Federal Home Loan Bank 1.17%, 01/02/2020	7,599,757
Repurchase Agreements — 2.75%
5,993,927	Undivided interest of 13.55% in a repurchase agreement (principal amount/value $44,284,997 with a maturity value of $44,288,860) with Scotia Capital (USA) Inc, 1.57%, dated 12/31/19 to be repurchased at $5,993,927 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/24 - 11/1/49, with a value of $45,174,637.(c)	5,993,927
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,174,578	Undivided interest of 18.97% in a repurchase agreement (principal amount/value $16,756,503 with a maturity value of $16,757,946) with Daiwa Capital Markets America Inc, 1.55%, dated 12/31/19 to be repurchased at $3,174,578 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 5.25%, 1/14/20 - 2/15/49, with a value of $17,091,638.(c)	$ 3,174,578
5,993,927	Undivided interest of 22.23% in a repurchase agreement (principal amount/value $26,989,456 with a maturity value of $26,991,810) with Bank of Montreal, 1.57%, dated 12/31/19 to be repurchased at $5,993,927 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 4/20/49 - 12/1/49, with a value of $27,529,245.(c)	5,993,927
5,993,927	Undivided interest of 9.08% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $5,993,927 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(c)	5,993,927
		21,156,359
TOTAL SHORT TERM INVESTMENTS — 3.74% (Cost $28,756,116)		$ 28,756,116
TOTAL INVESTMENTS — 103.00% (Cost $659,268,995)		$791,889,072
OTHER ASSETS & LIABILITIES, NET — (3.00)%		$ (23,098,258)
TOTAL NET ASSETS — 100.00%		$768,790,814

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2019
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2019.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2019.
REIT	Real Estate Investment Trust
At December 31, 2019, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	61	USD	12,595,280	March 2020	$88,775
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $24,777,740 of securities on loan)(a)	$770,732,713
Repurchase agreements, fair value(b)	21,156,359
Cash	2,805,093
Cash pledged on futures contracts	2,599,054
Dividends receivable	860,578
Subscriptions receivable	506,375
Variation margin on futures contracts	10,691
Total Assets	798,670,863
LIABILITIES:
Payable for director fees	2,807
Payable for distribution fees	2,701
Payable for investments purchased	1,460,554
Payable for other accrued fees	37,304
Payable for shareholder services fees	82,585
Payable to investment adviser	117,087
Payable upon return of securities loaned	25,241,359
Redemptions payable	2,935,652
Total Liabilities	29,880,049
NET ASSETS	$768,790,814
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,299,790
Paid-in capital in excess of par	611,926,906
Undistributed/accumulated earnings	149,564,118
NET ASSETS	$768,790,814
NET ASSETS BY CLASS
Investor Class	$252,894,663
Class L	$13,067,135
Institutional Class	$502,829,016
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	15,191,474
Class L	1,409,007
Institutional Class	56,397,417
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$16.65
Class L	$9.27
Institutional Class	$8.92
(a) Cost of investments	$638,112,636
(b) Cost of repurchase agreements	$21,156,359
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$197,842
Income from securities lending	108,099
Dividends	13,634,830
Foreign withholding tax	(6,694)
Total Income	13,934,077
EXPENSES:
Management fees	1,410,158
Shareholder services fees – Investor Class	980,080
Shareholder services fees – Class L	41,279
Audit and tax fees	28,643
Custodian fees	14,235
Director's fees	14,191
Distribution fees – Class L	29,537
Legal fees	9,460
Pricing fees	1,625
Registration fees	47,547
Shareholder report fees	18,764
Transfer agent fees	11,265
Other fees	1,985
Total Expenses	2,608,769
Less amount waived by investment adviser	38,376
Less amount waived by distributor - Class L	26
Net Expenses	2,570,367
NET INVESTMENT INCOME	11,363,710
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	50,317,272
Net realized gain on futures contracts	2,279,103
Net Realized Gain	52,596,375
Net change in unrealized appreciation on investments	114,190,467
Net change in unrealized depreciation on futures contracts	(102,430)
Net Change in Unrealized Appreciation	114,088,037
Net Realized and Unrealized Gain	166,684,412
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$178,048,122
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West S&P Mid Cap 400® Index Fund	2019	2018
OPERATIONS:
Net investment income	$11,363,710	$11,169,343
Net realized gain	52,596,375	67,283,330
Net change in unrealized appreciation (depreciation)	114,088,037	(165,440,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	178,048,122	(86,987,838)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(9,484,735)	(21,183,396)
Class L	(906,541)	(504,072)
Institutional Class	(39,533,910)	(63,672,699)
From Net Investment Income and Net Realized Gains	(49,925,186)	(85,360,167)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	76,477,950	129,250,737
Class L	12,991,535	5,178,643
Institutional Class	70,939,755	126,572,378
Shares issued in reinvestment of distributions
Investor Class	9,484,735	21,183,396
Class L	906,541	504,072
Institutional Class	39,533,910	63,672,699
Shares redeemed
Investor Class	(161,990,099)	(164,320,002)
Class L	(6,630,164)	(257,985)
Institutional Class	(132,551,122)	(123,171,613)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(90,836,959)	58,612,325
Total Increase (Decrease) in Net Assets	37,285,977	(113,735,680)
NET ASSETS:
Beginning of year	731,504,837	845,240,517
End of year	$768,790,814	$731,504,837
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,841,895	7,638,584
Class L	1,443,906	521,857
Institutional Class	8,037,243	12,922,220
Shares issued in reinvestment of distributions
Investor Class	574,326	1,485,900
Class L	98,065	63,779
Institutional Class	4,446,180	7,962,528
Shares redeemed
Investor Class	(10,179,478)	(9,680,260)
Class L	(725,415)	(26,049)
Institutional Class	(14,963,959)	(11,971,803)
Net Increase (Decrease)	(6,427,237)	8,916,756
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
12/31/2015	$14.68	0.15	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
Class L
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
12/31/2017 (d)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (e)
Institutional Class
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
12/31/2015 (f)	$10.00	0.10	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
12/31/2015	$238,419	0.60%	0.60%	1.00%	25%
Class L
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
12/31/2017 (d)	$ 340	4.61% (h)	0.79% (h)	0.93% (h)	25%
Institutional Class
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
12/31/2015 (f)	$373,720	0.25% (h)	0.25% (h)	1.56% (h)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 7, 2017.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 759,047,956	$ —	$ —	$ 759,047,956
Government Money Market Mutual Funds	4,085,000	—	—	4,085,000
Short Term Investments	—	28,756,116	—	28,756,116
Total investments, at fair value:	763,132,956	28,756,116	0	791,889,072
Other Financial Investments:
Futures Contracts(a)	88,775	—	—	88,775
Total Assets	$ 763,221,731	$ 28,756,116	$ 0	$ 791,977,847

Annual Report - December 31, 2019

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$10,058,411	$13,906,158
Long-term capital gain	39,866,775	71,454,009
	$49,925,186	$85,360,167
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$31,784
Undistributed long-term capital gains	18,309,339
Capital loss carryforwards	—
Post-October losses	(558,708)
Net unrealized appreciation	131,781,703
Tax composition of capital	$149,564,118
The Fund has elected to defer to the next fiscal year the following Post-October losses:

Annual Report - December 31, 2019

Post-October Ordinary Losses	Post-October Capital Losses
$—	$(558,708)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$660,196,144
Gross unrealized appreciation on investments	184,532,271
Gross unrealized depreciation on investments	(52,750,568)
Net unrealized appreciation on investments	$131,781,703
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 61 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2019 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$88,775 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2019

The effect of derivative investments for the year ended December 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,279,103	Net change in unrealized depreciation on futures contracts	$(102,430)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$8,581	$15,751	$38,376	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $125,126,265 and $253,970,027, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2019

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $24,777,740 and received collateral as reported on the Statement of Assets and Liabilities of $25,241,359 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 97% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020